Goodwill (Notes)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about goodwill [Abstract]
Goodwill
Goodwill
Goodwill acquired through business combinations has been allocated to CGUs that are expected to benefit from the synergies of the acquisitions. Goodwill by segments are as follows:

As at Dec. 31	2017	2016
Hydro	259	259
Wind and Solar	174	175
Energy Marketing	30	30
Total goodwill	463	464

For the purposes of the 2017 annual goodwill impairment review, the Corporation determined the recoverable amounts of the Wind and Solar segment by calculating the fair value less costs of disposal using discounted cash flow projections based on the Corporation's long-range forecasts for the period extending to the last planned asset retirement in 2073. The resulting fair value measurement is categorized within Level III of the fair value hierarchy. In 2017, the Corporation relied on the recoverable amounts determined in 2016 for the Hydro and Energy Marketing segments in performing the 2017 annual goodwill impairment review. No impairment of goodwill arose for any segment.
The key assumption impacting the determination of fair value for the Wind and Solar and Hydro segments are electricity production and sales prices. Forecasts of electricity production for each facility are determined taking into consideration contracts for the sale of electricity, historical production, regional supply-demand balances, and capital maintenance and expansion plans. Forecasted sales prices for each facility are determined by taking into consideration contract prices for facilities subject to long- or short-term contracts, forward price curves for merchant plants, and regional supply-demand balances. Where forward price curves are not available for the duration of the facility’s useful life, prices are determined by extrapolation techniques using historical industry and company-specific data. Electricity prices used in these 2017 models ranged between $22 to $218 per MWh during the forecast period (2016 - $32 to $301 per MWh). Discount rates used for the goodwill impairment calculation in 2017 ranged from 5.5 per cent to 6.0 per cent (2016 – 5.5 per cent to 6.0 per cent). No reasonable possible change in the assumptions would have resulted in an impairment of goodwill.